Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of current inventory

Inventories consist of the following at (in thousands):

	December 31, 2019	September 30, 2020 (unaudited)
Raw materials	$62,923	$32,506
Finished goods	90,301	71,726
Reserve for excess or obsolete inventory	(5,200)	(7,717)

Total	$148,024	$96,515

Inventories consist of the following at December 31, (in thousands):

	2018	2019
Raw materials	$6,512	$62,923
Finished goods	52,118	90,301
Reserve for excess or obsolete inventory	(3,458)	(5,200)

Total	$55,172	$148,024